Property and Equipment, Net (Narrative) (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Property Plant And Equipment Net (Textual)
Total Accumulated Cost Of Constructing	$ 1,089,000
Fair market value					760,000
Impairment Charges		329,000
Amortization of Leased Asset			$ 0	$ 6,000	$ 1,000